Derivative Instruments (Schedule Of Offsetting Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets
Derivative Instruments, Gross amount of recognized assets	$ 6,604	$ 9,705
Derivative Instruments, Gross amounts offset	(3,010)	(4,008)
Derivative Instruments, Net amount of assets	3,594	5,697
Derivative Instruments, Cash collateral	(3,273)	(5,574)
Derivative Instruments, Non-cash collateral	(321)	(123)
Embedded Derivative Instruments, Gross amount of recognized assets	941	528
Embedded Derivative Instruments, Net amount of assets	941	528
Embedded Derivative Instruments, Net amount	941	528
Securities Lending and Reverse Repurchase Agreements, Cash collateral received		(12)
Total, Gross amount of recognized assets	(7,545)	10,233
Total, Gross amounts offset	(3,010)	(4,008)
Total, Net amount of assets	4,535	6,225
Total, Cash collateral	(3,273)	(5,574)
Total, Non-cash collateral	(321)	(123)
Total, Net amount	941	528
Financial Liabilities
Derivative Instruments, Gross amount of recognized liabilities	260	779
Derivative Instruments, Gross amounts offset	(50)	(70)
Derivative Instruments, Net amount of liabilities	210	709
Derivative Instruments, Cash collateral	(172)	(709)
Derivative Instruments, Non-cash collateral	(38)
Embedded Derivative Instruments, Gross amount of recognized liabilities	4,783	6,337
Embedded Derivative Instruments, Net amount of liabilities	4,783	6,337
Embedded Derivative Instruments, Net amount	4,783	6,337
Total, Gross amount of recognized liabilities	(5,043)	7,116
Total, Gross amounts offset	(50)	(70)
Total, Net amount of liabilities	4,993	7,046
Total, Cash collateral	(172)	(709)
Total, Non-cash collateral	(38)
Total, Net amount	4,783	6,337
Excess non-cash collateral received	1,100	$ 409
Excess Non Cash Collateral Pledged	$ 8